Document and Entity Information	Jan. 24, 2025
Prospectus:
Document Type	497
Entity Central Index Key	0001579982
Entity Registrant Name	ARK ETF TRUST
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Nov. 30, 2024
Document Creation Date	Jan. 24, 2025
Document Effective Date	Jan. 24, 2025
Prospectus Date	Jan. 24, 2025
ARK Space Exploration & Innovation ETF | ARK Space Exploration & Innovation ETF
Prospectus:
Trading Symbol	ARKX